SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES (Details)	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Year End Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.8259	7.8308	7.8496
Year Average Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.8172	7.8317	7.8930